Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities measured on recurring basis
The following tables present the amounts of Nomura’s financial instruments measured at fair value on a recurring basis as of March 31, 2021 and 2022 within the fair value hierarchy.

	Billions of yen
	March 31, 2021
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2021
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥2,338	¥968	¥16	¥—	¥3,322
Private equity and debt investments (5)	—	—	58	—	58
Japanese government securities	1,637	—	—	—	1,637
Japanese agency and municipal securities	—	76	2	—	78
Foreign government, agency and municipal securities	2,838	1,987	12	—	4,837
Bank and corporate debt securities and loans for trading purposes	—	1,259	135	—	1,394
Commercial mortgage-backed securities (“CMBS”)	—	0	8	—	8
Residential mortgage-backed securities (“RMBS”)	—	2,387	6	—	2,393
Issued/Guaranteed by government sponsored entity	—	2,325	—	—	2,325
Other	—	62	6	—	68
Real estate-backed securities	—	0	106	—	106
Collateralized debt obligations (“CDOs”) and other (6)	—	36	23	—	59
Investment trust funds and other	573	29	0	—	602

Total trading assets and private equity and debt investments	7,386	6,742	366	—	14,494

Derivative assets (7)
Equity contracts	9	1,318	75	—	1,402
Interest rate contracts	29	9,577	26	—	9,632
Credit contracts	4	427	24	—	455
Foreign exchange contracts	0	4,479	37	—	4,516
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(14,786)	(14,786)

Total derivative assets	43	15,801	162	(14,786)	1,220

Subtotal	¥7,429	¥22,543	¥528	¥(14,786)	¥15,714

Loans and receivables (8)	—	878	104	—	982
Collateralized agreements (9)	—	349	18	—	367
Other assets
Non-trading debt securities	123	304	—	—	427
Other (2)(3)(4)	353	173	185	—	711

Total	¥7,905	¥24,247	¥835	¥(14,786)	¥18,201

Liabilities:
Trading liabilities
Equities	¥2,341	¥20	¥0	¥—	¥2,361
Japanese government securities	1,039	—	—	—	1,039
Japanese agency and municipal securities	—	1	—	—	1
Foreign government, agency and municipal securities	2,912	1,172	1	—	4,085
Bank and corporate debt securities	—	230	5	—	235
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other (6)	—	0	1	—	1
Investment trust funds and other	243	13	0	—	256

Total trading liabilities	6,535	1,436	7	—	7,978

Derivative liabilities (7)
Equity contracts	1	2,112	116	—	2,229
Interest rate contracts	21	8,948	69	—	9,038
Credit contracts	3	458	62	—	523
Foreign exchange contracts	—	4,380	22	—	4,402
Commodity contracts	0	0	—	—	0
Netting	—	—	—	(14,697)	(14,697)

Total derivative liabilities	25	15,898	269	(14,697)	1,495

Subtotal	¥6,560	¥17,334	¥276	¥(14,697)	¥9,473

Short-term borrowings (10)	¥—	¥532	¥103	¥—	¥635
Payables and deposits (10)(11)	—	49	1	—	50
Collateralized financing (9)	—	352	1	—	353
Long-term borrowings (10)(12)(13)	5	3,546	547	—	4,098
Other liabilities (14)	231	179	35	—	445

Total	¥6,796	¥21,992	¥963	¥(14,697)	¥15,054

	Billions of yen
	March 31, 2022
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2022
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥2,100	¥1,041	¥14	¥—	¥3,155
Private equity and debt investments (5)	22	—	32	—	54
Japanese government securities	1,730	—	—	—	1,730
Japanese agency and municipal securities	—	184	2	—	186
Foreign government, agency and municipal securities	3,220	2,010	10	—	5,240
Bank and corporate debt securities and loans for trading purposes	—	1,134	220	—	1,354
Commercial mortgage-backed securities (“CMBS”)	—	0	7	—	7
Residential mortgage-backed securities (“RMBS”)	—	1,450	8	—	1,458
Issued/Guaranteed by government sponsored entity	—	1,376	—	—	1,376
Other	—	74	8	—	82
Real estate-backed securities	—	58	79	—	137
Collateralized debt obligations (“CDOs”) and other (6)	—	34	26	—	60
Investment trust funds and other	293	23	0	—	316

Total trading assets and private equity and debt investments	7,365	5,934	398	—	13,697

Derivative assets (7)
Equity contracts	3	874	97	—	974
Interest rate contracts	120	11,755	63	—	11,938
Credit contracts	12	398	33	—	443
Foreign exchange contracts	—	4,777	29	—	4,806
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(16,608)	(16,608)

Total derivative assets	136	17,804	222	(16,608)	1,554

Subtotal	¥7,501	¥23,738	¥620	¥(16,608)	¥15,251

Loans and receivables (8)	—	1,103	205	—	1,308
Collateralized agreements (9)	—	282	16	—	298
Other assets
Non-trading debt securities	117	367	—	—	484
Other (2)(3)(4)	146	136	197	—	479

Total	¥7,764	¥25,626	¥1,038	¥(16,608)	¥17,820

Liabilities:
Trading liabilities
Equities	¥1,796	¥8	¥0	¥—	¥1,804
Japanese government securities	1,098	—	—	—	1,098
Japanese agency and municipal securities	—	0	—	—	0
Foreign government, agency and municipal securities	3,451	1,328	0	—	4,779
Bank and corporate debt securities	—	222	3	—	225
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other (6)	—	3	0	—	3
Investment trust funds and other	76	0	0	—	76

Total trading liabilities	6,421	1,561	3	—	7,985

Derivative liabilities (7)
Equity contracts	2	1,368	87	—	1,457
Interest rate contracts	60	10,826	74	—	10,960
Credit contracts	14	434	66	—	514
Foreign exchange contracts	0	4,795	19	—	4,814
Commodity contracts	0	1	—	—	1
Netting	—	—	—	(16,079)	(16,079)

Total derivative liabilities	76	17,424	246	(16,079)	1,667

Subtotal	¥6,497	¥18,985	¥249	¥(16,079)	¥9,652

Short-term borrowings (10)	¥—	¥653	¥58	¥—	¥711
Payables and deposits (10)(11)	—	63	8	—	71
Collateralized financing (9)	—	516	—	—	516
Long-term borrowings (10)(12)(13)	23	4,055	479	—	4,557
Other liabilities (14)	32	155	32	—	219

Total	¥6,552	¥24,427	¥826	¥(16,079)	¥15,726

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)
Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2021 and March 31, 2022, the fair values of these investments which are included in
Trading assets and private equity and debt investments
were ¥24 billion and ¥45 billion, respectively. As of March 31, 2021 and March 31, 2022, the fair values of these investments which are included in
Other assets—Others
were ¥4 billion and ¥3 billion, respectively.

(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)
Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of
 ¥93,230 million and ¥33,419 million, respectively, as of March 31, 2021 and ¥101,503 million and ¥32,394

million, respectively, as of March 31, 2022.

(5)
Private equity and debt investments
include private
non-traded
financial instruments including minority private equity and venture capital equity investments and other junior debt investments such as mezzanine debt held for non-trading
purposes, and post-IPO investments. Also include minority equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option to these investments as permitted under ASC 825.

(6)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(7)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(8)	Includes loans and receivables for which the fair value option has been elected.
(9)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(10)	Includes deposits received at banks and structured notes for which the fair value option has been elected.
(11)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(12)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(13)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(14)	Includes loan commitments for which the fair value option has been elected.

Schedule of quantitative and qualitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2021
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments
Equities	¥16	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity and debt investments	58	DCF	WACC Growth rates Credit spreads Liquidity discounts	6.3 – 11.5% 0.0 – 1.0% 7.6 – 8.8% 5.0 – 30.0%	8.4% 0.5% 8.1% 12.8%	Lower fair value Higher fair value Lower fair valu e Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Liquidity discounts	1.9 – 10.8 x 11.1 x 5.0 – 20.0%	6.5 x 11.1 x 12.2%	Higher fair value Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	12	DCF	Credit spreads Recovery rates	0.0 – 1.5% 9.2 – 9.3%	0.4% 9.2%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	135	DCF	Credit spreads Recovery rates	0.0 – 23.1% 0.0 – 100.0%	7.4% 73.3%	Lower fair value Higher fair value	No predictable interrelationship

Commercial mortgage backed securities (“CMBS”)	8	DCF	Yields Loss severities	4.2 – 10.6% 27.5 – 69.5%	5.0% 50.3%	Lower fair value Lower fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	6	DCF	Yields Prepayment rates Loss severities	0.0 – 14.3% 6.4 – 15.0% 0.8 – 100.0%	1.4% 7.2% 5.8%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	106	DCF	Loss severities	0.0 – 18.6%	2.4%	Lower fair value	Not applicable

	March 31, 2021
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Collateralized debt obligations (“CDOs”) and other	23	DCF	Yields Prepayment rates Default probabilities Loss severities	5.4 – 35.0% 20.0% 2.0% 77.0 – 100.0%	11.0% 20.0% 2.0% 88.1%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Derivatives, net:
Equity contracts	¥(41)	Option models	Dividend yield Volatilities Correlations	0.0 – 9.8% 4.0 – 102.0% (0.80) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(43)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.1 – 2.3% 9.6 – 13.1% 24.9 – 94.0 bp (1.00) – 0.98	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(38)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 20.8% 0.0 – 100.4% 41.9 – 65.0% 0.29 – 0.72	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	15	Option models	Interest rates Volatilities Volatilities Correlations	0.1 – 2.1% 2.6 – 31.5% 16.2 – 25.5 bp (0.25) – 0.80	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	104	DCF	Credit spreads Recovery rates	0.0 – 25.6% 26.4 – 100.0%	6.6% 95.8%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	18	DCF	Repo rate	2.8 – 5.8%	4.0%	Lower fair value	Not applicable

Other assets
Other (7)	185	DCF	WACC Growth rates Liquidity discounts	9.2% 2.0% 10.0%	9.2% 2.0% 10.0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	5.0 – 6.2 x 8.2 – 32.0 x 0.3 – 1.6 x 10.0 – 40.0%	5.4 x 13.8 x 0.9 x 30.6%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Trading Liabilities
Bank and corporate debt securities	5	DCF	Recovery rates	3.4 – 3.5%	3.4%	Higher fair value	Not applicable

Short-term borrowings	103	DCF/ Option models	Volatilities Correlations	13.8 – 82.3% (0.69) – 0.96	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	547	DCF/ Option models	Volatilities Volatilities Correlations	9.5 – 82.3% 29.6 – 77.0 bp (1.00) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

	March 31, 2022
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments
Equities	¥14	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity and debt investments	32	DCF	WACC Growth rates Liquidity discounts	7.1 – 13.0% 0.0 – 2.0% 5.0 – 30.0%	10.2% 0.7% 18.5%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Liquidity discounts	2.0 – 11.2 x 10.7 – 12.6 x 5.0 – 20.0%	6.9 x 11.6 x 11.9%	Higher fair value Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	10	DCF	Credit spreads Recovery rates	0.0 – 1.3% 6.0%	0.7% 6.0%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	220	DCF	Credit spreads Recovery rates	0.1 – 114.7% 0.0 – 100.0%	7.2% 84.4%	Lower fair value Higher fair value	No predictable interrelationship

Commercial mortgage backed securities (“CMBS”)	7	DCF	Yields Loss severities	4.3 – 11.1% 28.3 – 73.0%	4.6% 40.8%	Lower fair value Lower fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	8	DCF	Yields Prepayment rates Loss severities	0.0 – 22.2% 6.9 – 15.0% 0.0 – 99.9%	8.4% 9.5% 6.9%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	79	DCF	Loss severities	0.0 – 21.2%	2.9%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	26	DCF	Yields Prepayment rates Default probabilities Loss severities	5.5 – 27.5% 18.0 – 20.0% 2.0% 0.0 – 100.0%	13.1% 19.5% 2.0% 44.0%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Derivatives, net:
Equity contracts	¥10	Option models	Dividend yield Volatilities Correlations	0.0 – 12.6% 0.0 – 109.7% (0.80) – 0.97	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(11)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.3 – 3.3% 9.2 – 13.9% 34.8 – 128.3 bp (1.00) – 0.98	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

	March 31, 2022
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Credit contracts	(33)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 428.7% 0.0 – 90.0% 50.0 – 67.6% 0.00 – 0.90	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	10	Option models	Interest rates Volatilities Volatilities Correlations	0.3 – 2.9% 2.4 – 39.3% 13.9 – 24.0 bp (0.25) – 0.84	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	205	DCF	Credit spreads Recovery rates	0.0 – 21.5% 44.0 – 100.0%	6.0% 98.2%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	16	DCF	Repo rate	2.8 – 6.0%	3.6%	Lower fair value	Not applicable

Other assets
Other (7)	197	DCF	WACC Growth rates Liquidity discounts	10.1% 2.0% 10.0%	10.1% 2.0% 10.0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	3.6 – 5.9 x 6.7 – 30.8 x 0.3 – 1.7 x 25.0 – 40.0%	4.4 x 13.1 x 0.9 x 30.6%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Trading Liabilities
Bank and corporate debt securities	3	DCF	Recovery rates	3.9 – 97.0%	84.1%	Higher fair value	Not applicable

Short-term borrowings	58	DCF/ Option models	Volatilities Correlations	5.0 – 97.0% (0.80) – 0.93	— —	Higher fair value Higher fair value	No predictable interrelationship

Payable and deposits	8	DCF/ Option models	Volatilities Volatilities Correlations	9.2 – 11.3% 41.2 – 69.6 bp 0.34 – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	479	DCF DCF/ Option models	Loss severities Volatilities Volatilities Correlations	0.0% 5.0 – 97.0% 41.2 – 69.6 bp (1.00) – 0.98	0.0% — — —	Lower fair value Higher fair value Higher fair value Higher fair value	Not applicable No predictable interrelationship

Other liabilities	32	DCF	Recovery rates	90.0%	90.0%	Higher fair value	Not applicable

(1)
Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.

(2)	Weighted average information for non-derivatives is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	Nomura has not provided weighted average information for derivatives as unlike cash products the risk on such products is distinct from the balance sheet value and is subject to netting.
(4)
The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.

(5)
The impact of an increase in the significant unobservable valuation input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.

(6)
Consideration of the interrelationships between significant unobservable valuation inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.

(7)	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue
For the years ended March 31, 2021 and 2022, gains and losses related to Level 3 assets and liabilities did not have a material impact on Nomura’s liquidity and capital resources management.

		Billions of yen
		Year ended March 31, 2021
	Balance as of April 1, 2020	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of March 31, 2021
Assets:
Trading assets and private equity and debt investments
Equities	¥14	¥5	¥—	¥23	¥(29)	¥—	¥1	¥2	¥0	¥16
Private equity and debt investments	31	11	—	19	(4)	—	1	—	—	58
Japanese agency and municipal securities	2	0	—	0	0	—	—	0	0	2
Foreign government, agency and municipal securities	8	1	—	21	(16)	—	0	5	(7)	12
Bank and corporate debt securities and loans for trading purposes	228	1	—	66	(165)	—	9	31	(35)	135
Commercial mortgage-backed securities (“CMBS”)	1	1	—	6	0	—	0	0	0	8
Residential mortgage-backed securities (“RMBS”)	62	0	—	12	(46)	—	1	—	(23)	6
Real estate-backed securities	94	(5)	—	170	(155)	—	2	—	0	106
Collateralized debt obligations (“CDOs”) and other	32	0	—	102	(104)	—	0	0	(7)	23
Investment trust funds and other	0	0	—	16	(16)	—	0	0	—	0

Total trading assets and private equity and debt investments	472	14	—	435	(535)	—	14	38	(72)	366

Derivatives, net (3)
Equity contracts	19	(43)	—	—	—	(26)	0	20	(11)	(41)
Interest rate contracts	(54)	16	—	—	—	(6)	1	(3)	3	(43)
Credit contracts	(1)	(19)	—	—	—	(14)	(1)	(4)	1	(38)
Foreign exchange contracts	7	20	—	—	—	(15)	1	(2)	4	15
Total derivatives, net	(29)	(26)	—	—	—	(61)	1	11	(3)	(107)

Subtotal	¥443	¥(12)	¥—	¥435	¥(535)	¥(61)	¥15	¥49	¥(75)	¥259

Loans and receivables	¥96	¥2	¥—	¥42	¥(69)	¥—	¥7	¥41	¥(15)	¥104
Collateralized agreements	15	(1)	—	—	(1)	—	0	5	—	18
Other assets
Other	168	47	0	4	(39)	—	5	—	0	185

Total	¥722	¥36	¥0	¥481	¥(644)	¥(61)	¥27	¥95	¥(90)	¥566

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥1	¥(1)	¥—	¥0	¥0	¥0	¥0
Foreign government, agency and municipal securities	0	0	—	0	0	—	1	—	—	1
Bank and corporate debt securities	1	0	—	4	(1)	—	0	2	(1)	5
Collateralized debt obligations (“CDOs”) and other	1	1	—	11	(10)	—	0	—	—	1
Investment trust funds and other	0	0	—	0	0	—	0	—	—	0

Total trading liabilities	¥2	¥1	¥—	¥16	¥(12)	¥—	¥1	¥2	¥(1)	¥7

Short-term borrowings	29	(5)	0	220	(137)	—	0	13	(27)	103
Payables and deposits	1	0	0	0	0	—	—	1	(1)	1
Collateralized financing	—	(1)	—	—	—	—	0	—	—	1
Long-term borrowings	409	(35)	(1)	343	(284)	—	0	111	(68)	547
Other liabilities	0	(2)	—	33	0	—	0	1	(1)	35

Total	¥441	¥(42)	¥(1)	¥612	¥(433)	¥—	¥1	¥128	¥(98)	¥694

		Billions of yen
		Year ended March 31, 2022
	Balance as of April 1, 2021	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of March 31, 2022
Assets:
Trading assets and private equity and debt investments
Equities	¥16	¥3	¥—	¥2	¥(9)	¥—	¥1	¥3	¥(2)	¥14
Private equity and debt investments	58	2	—	14	(30)	—	1	—	(13)	32
Japanese agency and municipal securities	2	0	—	0	0	—	—	—	—	2
Foreign government, agency and municipal securities	12	1	—	13	(16)	—	0	2	(2)	10
Bank and corporate debt securities and loans for trading purposes	135	(3)	—	207	(194)	—	16	89	(30)	220
Commercial mortgage-backed securities (“CMBS”)	8	0	—	0	(1)	—	0	—	0	7
Residential mortgage-backed securities (“RMBS”)	6	0	—	5	(4)	—	1	0	—	8
Real estate-backed securities	106	4	—	370	(395)	—	10	—	(16)	79
Collateralized debt obligations (“CDOs”) and other	23	(4)	—	96	(89)	—	1	—	(1)	26
Investment trust funds and other	0	0	—	16	(16)	—	0	0	—	0

Total trading assets and private equity and debt investments	366	3	—	723	(754)	—	30	94	(64)	398

Derivatives, net (3)
Equity contracts	(41)	43	—	—	—	3	(1)	(31)	37	10
Interest rate contracts	(43)	(7)	—	—	—	13	0	14	12	(11)
Credit contracts	(38)	6	—	—	—	2	(2)	(2)	1	(33)
Foreign exchange contracts	15	(1)	—	—	—	(4)	1	0	(1)	10
Total derivatives, net	(107)	41	—	—	—	14	(2)	(19)	49	(24)

Subtotal	¥259	¥44	¥—	¥723	¥(754)	¥14	¥28	¥75	¥(15)	¥374

Loans and receivables	¥104	¥18	¥—	¥95	¥(89)	¥—	¥16	¥73	¥(12)	¥205
Collateralized agreements	18	(1)	—	2	(5)	—	2	—	—	16
Other assets
Other	185	(2)	0	2	(1)	—	14	0	(1)	197

Total	¥566	¥59	¥0	¥822	¥(849)	¥14	¥60	¥148	¥(28)	¥792

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥0	¥—	¥0	¥—	¥0	¥0
Foreign government, agency and municipal securities	1	0	—	0	(1)	—	0	—	—	0
Bank and corporate debt securities	5	0	—	5	(6)	—	(1)	8	(8)	3
Collateralized debt obligations (“CDOs”) and other	1	0	—	2	(3)	—	0	0	—	0
Investment trust funds and other	0	0	—	0	0	—	0	—	—	0

Total trading liabilities	¥7	¥0	¥—	¥7	¥(10)	¥—	¥(1)	¥8	¥(8)	¥3

Short-term borrowings	103	(8)	0	152	(136)	—	1	15	(85)	58
Payables and deposits	1	0	0	2	—	—	—	7	(2)	8
Collateralized financing	1	—	—	—	—	—	—	—	(1)	—
Long-term borrowings	547	(6)	2	487	(409)	—	1	41	(192)	479
Other liabilities	35	(26)	—	1	(36)	—	6	0	0	32

Total	¥694	¥(40)	¥2	¥649	¥(591)	¥—	¥7	¥71	¥(288)	¥580

(1)
Includes gains and losses reported primarily within
Net gain on trading, Gain on private equity and debt investments, and also within
Gain (loss) on investments in equity securities, Revenue
—
Other
and
Non-interest
expenses
—
Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.

(3)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(4)	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the year ended March 31, 2021 and March 31, 2022.
(5)
Transfers into Level
 3
indicate certain valuation inputs of a financial instrument become unobservable or significant.
Transfers out of Level
 3
indicate certain valuation inputs of a financial instrument become observable or insignificant. See
Quantitative and qualitative information regarding significant unobservable Valuation inputs above for the valuation inputs of each financial instruments.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)

	Billions of yen
	March 31
	2021	2022

	Unrealized gains / (losses) (1)
Assets:
Trading assets and private equity and debt investments
Equities	¥4	¥2
Private equity and debt investments	12	1
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	1	0
Bank and corporate debt securities and loans for trading purposes	(1)	(2)
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	(3)	1
Collateralized debt obligations (“CDOs”) and other	(3)	(7)
Investment trust funds and other	0	0

Total trading assets and private equity and debt investments	10	(5)

Derivatives, net (2)
Equity contracts	(66)	46
Interest rate contracts	16	0
Credit contracts	(21)	5
Foreign exchange contracts	19	(13)

Total derivatives, net	(52)	38

Subtotal	¥(42)	¥33

Loans and receivables	(3)	16
Collateralized agreements	(1)	0
Other assets
Other	41	(2)

Total	¥(5)	¥47

	Billions of yen
	March 31
	2021	2022

	Unrealized gains / (losses) (1)
Liabilities:
Trading liabilities
Equities	¥0	¥0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities	0	0
Collateralized debt obligations (“CDOs”) and other	0	0

Total trading liabilities	¥0	¥0

Short-term borrowings (3)	4	2
Payables and deposits (3)	0	0
Collateralized financing (3)	0	—
Long-term borrowings (3)	(17)	18
Other liabilities	5	(7)

Total	¥(8)	¥13

(1)
Includes gains and losses reported within
Net gain on trading, Gain on private equity and debt investments
, and also within
Gain on investments in equity securities, Revenue
—
Other
and
Non-interest
expenses
—Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(3)
Includes changes in unrealized gains and losses in
Other comprehensive income (loss)
for recurring Level 3 fair value measurements held at the end of the reporting period. They were ¥0 billion and ¥5 billion for the years ended March 31, 2021 and 2022.

Information on investments where net asset value per share is calculated
The following tables present information on these investments where NAV per share is calculated or disclosed as of March 31, 2021 and 2022. Investments are presented by major category relevant to the nature of Nomura’s business and risks.

	Billions of yen
	March 31, 2021
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥2	¥—	Monthly	Same day-30 days
Venture capital funds	4	2	—	—
Private equity funds	18	21	—	—
Real estate funds	4	1	—	—

Total	¥28	¥24

	Billions of yen
	March 31, 2022
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥12	¥1	Monthly	Same day- 30 days
Venture capital funds	10	10	—	—
Private equity funds	22	19	—	—
Real estate funds	4	1	—	—

Total	¥48	¥31

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The range in frequency with which Nomura is permitted to redeem investments.
(3)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option

	Billions of yen
	Year ended March 31
	2020	2021	2022

	Gains/(Losses) (1)
Assets:
Trading assets and private equity and debt investments (2)
Trading assets	¥1	¥2	¥1
Private equity and debt investments	(1)	0	6
Loans and receivables	2	7	39
Collateralized agreements (3)	4	5	(1)
Other assets (2)	(16)	51	(3)

Total	¥(10)	¥65	¥42

Liabilities:
Short-term borrowings (4)	¥64	¥(83)	¥60
Payables and deposits	0	3	4
Collateralized financing (3)	(2)	9	3
Long-term borrowings (4)(5)	58	(194)	275
Other liabilities (6)	2	3	4

Total	¥122	¥(262)	¥346

(1)	Includes gains and losses reported primarily within Revenue—Net gain on trading and Revenue — Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes unfunded written loan commitments.

Schedule of impact of changes in its own creditworthiness on certain financial liabilities

	Billions of Yen
	Year ended March 31
	2021	2022
Changes recognized as a credit (debit) to other comprehensive income	¥(88)	¥60
Credit (debit) amounts reclassified to earnings	(10)	1
Cumulative credit (debit) balance recognized in accumulated other comprehensive income	(11)	49

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2021
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥1,715	¥1,888	¥2,329	¥620	¥6,552

	Billions of yen
	March 31, 2022
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥1,916	¥2,368	¥2,151	¥721	¥7,156

(1)
Other than above, there were ¥299 billion and ¥331 billion of government, agency and municipal securities reported within
Other assets
—
Non-trading
debt securities
in the consolidated balance sheets as of March 31, 2021 and 2022, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument
The following tables present carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument of which a portion of the ending balance was carried at fair value as of March 31, 2021 and 2022.

	Billions of yen
	March 31, 2021 (1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥3,510	¥3,510	¥3,510	¥—	¥—
Time deposits	281	281	—	281	—
Deposits with stock exchanges and other segregated cash	374	374	—	374	—
Loans receivable (2)	2,937	2,937	—	2,120	817
Securities purchased under agreements to resell	10,775	10,775	—	10,757	18
Securities borrowed	5,264	5,264	—	5,264	—

Total	¥23,141	¥23,141	¥3,510	¥18,796	¥835

Liabilities:
Short-term borrowings	¥1,368	¥1,368	¥—	¥1,265	¥103
Deposits received at banks	1,342	1,343	—	1,342	1
Securities sold under agreements to repurchase	13,360	13,360	—	13,360	0
Securities loaned	1,381	1,381	—	1,381	—
Other secured borrowings	393	393	—	393	—
Long-term borrowings	7,975	7,978	5	7,370	603

Total	¥25,819	¥25,823	¥5	¥25,111	¥707

	Billions of yen
	March 31, 2022 (1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥3,316	¥3,316	¥3,316	¥—	¥—
Time deposits	321	321	—	321	—
Deposits with stock exchanges and other segregated cash	427	427	—	427	—
Loans receivable (2)	3,515	3,515	—	2,461	1,054
Securities purchased under agreements to resell	11,879	11,879	—	11,863	16
Securities borrowed	4,997	4,994	—	4,994	—

Total	¥24,455	¥24,452	¥3,316	¥20,066	¥1,070

Liabilities:
Short-term borrowings	¥1,050	¥1,050	¥—	¥993	¥57
Deposits received at banks	1,761	1,761	—	1,752	9
Securities sold under agreements to repurchase	12,575	12,575	—	12,575	0
Securities loaned	1,567	1,568	—	1,568	—
Other secured borrowings	396	396	—	396	—
Long-term borrowings	9,258	9,236	23	8,688	525

Total	¥26,607	¥26,586	¥23	¥25,972	¥591

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.